GENERAL INFORMATION	12 Months Ended
Dec. 31, 2021
GENERAL INFORMATION
GENERAL INFORMATION

1.           GENERAL INFORMATION

Antelope Enterprise Holdings Limited (“Antelope Enterprises” or the “Company”), formerly known as China Ceramics Co., Ltd (“CCCL”), is a British Virgin Islands company operating under the BVI Business Companies Act (2004) with its shares listed on the NASDAQ (“symbol: AEHL”). Its predecessor company, China Holdings Acquisition Corp. (“CHAC”), was incorporated in Delaware on June 22, 2007, and was organized as a blank check company for the purpose of acquiring, through a stock exchange, asset acquisition or other similar business combination, or controlling, through contractual arrangements, an operating business, that has its principal operations in Asia. The Company has no operations and has no assets or liabilities of consequence outside its investments in its operating subsidiaries. The head office of the Company is located at Junbing Industrial Zone, Jinjiang City, Fujian Province, the People’s Republic of China (“PRC”).

On November 20, 2009, CHAC merged with and into Antelope Enterprises, its wholly owned British Virgin Islands subsidiary, with Antelope Enterprise surviving the merger (the “Redomestication”). On the same day, pursuant to the terms of a merger and stock purchase agreement dated August 19, 2009 (the “acquisition agreement”), Antelope Enterprise acquired all of the outstanding securities of Success Winner Limited (“Success Winner”) held by Mr. Wong Kung Tok in exchange for US$10.00 and 5,743,320 shares of Antelope Enterprise (the “Success Winner Acquisition”). The total number of issued and outstanding shares of Antelope Enterprise immediately after the acquisition was 8,950,171.

Prior to the Success Winner Acquisition on November 20, 2009, neither CHAC nor Antelope Enterprises had an operating business.

Jinjiang Hengda Ceramics Co., Ltd. (“Hengda”), which became the operating entity of Antelope Enterprise in connection with the Success Winner Acquisition, was established on September 30, 1993 under the laws of PRC with 15% of its equity interest owned by Fujian Province Jinjiang City Anhai Junbing Hengda Construction Material Factory (“Anhai Hengda”) and 85% owned by Chi Wah Trading Import and Export Company (“Chi Wah”). Chi Wah is a sole proprietor under the laws of Hong Kong with its legal and equitable interest solely owned by Mr. Wong Kung Tok. Anhai Hengda was owned by Mr. Wong Kung Tok’s family, which was considered an act-in-concert party of Mr. Wong Kung Tok for accounting purposes.

Hengda is principally engaged in the manufacture and sale of ceramic tiles used for exterior siding and for interior flooring and design in residential and commercial buildings.

Hengda’s owners reorganized the corporate structure in 2008 and 2009 (the “Hengda Reorganization” or the “Reorganization”), as follows:

Stand Best Creation Limited (“Stand Best”) was established on January 17, 2008 under the laws of Hong Kong with its paid-up share capital being HK$1.00 divided into 1 ordinary share solely owned by Mr. Wong Kung Tok. Stand Best acquired 100% of Hengda’s equity interest from Anhai Hengda and Chi Wah on April 1, 2008 at the consideration of RMB 58,980,000.

Success Winner Limited (“Success Winner”) was incorporated in the British Virgin Islands on May 29, 2009 as a limited liability company. Its paid-up and issued capital is US$1 divided into 1 ordinary share solely owned by Mr. Wong Kung Tok.

On June 30, 2009, through a capitalization agreement between Mr. Wong Kung Tok and Stand Best, Stand Best capitalized a shareholder loan due to Mr. Wong Kung Tok in the amount of HK$ 67.9 million (equivalent to approximately RMB 58.9 million) through the issuance of an aggregate of 9,999 ordinary shares of HK$ 1.00 par value which Mr. Wong Kung Tok allotted to Success Winner.

On the same date, Mr. Wong Kung Tok transferred his ownership of the remaining 1 ordinary share of Stand Best to Success Winner, thus making Success Winner the sole parent company of Stand Best.

On January 8, 2010, Hengda completed the acquisition of all voting equity interests of Jiangxi Hengdali Ceramic Materials Co., Ltd. (“Hengdali” or the “Gaoan Facility”), located in Gaoan, Jiangxi Province (the “Hengdali Acquisition”). Hengdali manufactures and sells ceramics tiles used for exterior siding and for interior flooring. In total, Hengda assumed loans of RMB 60.0 million and paid cash consideration of RMB 185.5 million for the acquisition.

On September 22, 2017, Success Winner incorporated a 100% owned subsidiary Vast Elite Limited (“Vast Elite”) in Hong Kong with an initial registered capital of HKD1. Vast Elite is a holding company and had no material operations during the year ended December 31, 2019.

On November 20, 2019, Vast Elite incorporated a 100% owned subsidiary Chengdu Future Talented Management and Consulting Co, Ltd ("Chengdu Future") in China. Chengdu Future is engaged in the business management and consulting services.

On December 3, 2019, Success Winner incorporated a 100% owned subsidiary Antelope Enterprise (HK) Holdings Limited ("Antelope HK") in Hong Kong. Antelope HK only serves the purpose as a holding company.

On May 5, 2020, Antelope HK incorporated a 100% owned subsidiary Antelope Holdings (Chengdu) Co., Ltd (“Antelope Chengdu”) in China. Antelope Chengdu is engaged in the business management and consulting services.

On August 10, 2021, Antelope HK incorporated a 100% owned subsidiary Hainan Antelope Holdings Co., Ltd ("Antelope Hainan") in China. Antelope Hainan is engaged in the business management and consulting services. Antelope Hainan does not have any operations as of this report date.

On August 11, 2021, Antelope HK incorporated a 100% owned subsidiary Antelope Future (Yangpu) Investment Co., Ltd ("Antelope Yangpu") in China. Antelope Yangpu is engaged in the business management and consulting services. Antelope Yangpu does not have any operations as of this report date.

On August 23, 2021, Antelope Hainan incorporated a 100% owned subsidiary Antelope Investment (Hainan) Co., Ltd ("Antelope Investment") in China. Antelope Investment is engaged in the business management and consulting services. Antelope Investment does not have any operations as of this report date.

On September 9, 2021, Antelope Future incorporated a 100% owned subsidiary Antelope Ruicheng Investment (Hainan) Co., Ltd ("Antelope Ruicheng") in China. Antelope Ruicheng is engaged in the business management and consulting services. Antelope Ruicheng does not have any operations as of this report date.

On September 18, 2021, Antelope Ruicheng incorporated a 51% owned subsidiary Hainan Kylin Cloud Services Technology Co., Ltd (("Hainan Kylin") in China. Hainan Kylin is engaged in the business management and consulting services for online social commerce and live streaming industry.

Antelope Enterprise Holdings Limited and its subsidiaries’ (the “Company”) corporate structure as of December 31, 2021 is as follows:

		Nominal value of
	Place and date of	issued ordinary		Percentage of
	incorporation or	share		equity
	establishment/	/registered		attributable to the
Name	operations	capital		Company		Principal activities
				Direct	Indirect

Success Winner Limited	British Virgin Islands, May 29, 2009	US$	1	100	—	Investment holding

Stand Best Creation Limited	Hong Kong, January 17, 2008	HKD	10,000	—	100	Investment holding

Jinjiang Hengda Ceramics Co., Ltd.	PRC, September 30, 1993	RMB	288,880,000	—	100	Manufacture and sale of ceramic tiles

Jiangxi Hengdali Ceramic Materials Co., Ltd.	PRC, May 4, 2008	RMB	55,880,000	—	100	Manufacture and sale of ceramic tiles

Vast Elite Limited	Hong Kong, September 22, 2017	HKD	1	—	100	Trading of building material

Chengdu Future Talented Management and Consulting Co, Ltd (note 2)	PRC, November 20, 2019	RMB	30,000,000	—	100	Business management and consulting services

Antelope Enterprise (HK) Holdings Limited	Hong Kong, December 3, 2019	HKD	10,000	—	100	Investment holding

Antelope Holdings (Chengdu) Co., Ltd (note 3)	PRC, May 9, 2020	USD	10,000,000	—	100	Business management and consulting services

Hainan Antelope Holdings Co., Ltd (note 4)	PRC, August 10, 2021	USD	10,000,000	—	100	Business management and consulting services

Antelope Future (Yangpu) Investment Co., Ltd (note 5)	PRC, August 11, 2021	USD	10,000,000	—	100	Business management and consulting services

Antelope Investment (Hainan) Co., Ltd (note 6)	PRC, August 23, 2021	RMB	50,000,000	—	100	Business management and consulting services

Antelope Ruicheng Investment (Hainan) Co., Ltd (note 7)	PRC, September 9, 2021	RMB	50,000,000	—	100	Business management and consulting services

Hainan Kylin Cloud Services Technology Co., Ltd (note 8)	PRC, September 18, 2021	RMB	5,000,000	—	51	Business management and consulting services

Note:

1.	The registered capital of Hengda, Hengdali, Vast Elite and Antelope HK had been fully paid up.
2.	Chengdu Future is allowed to pay the registered capital in full before November 12, 2049.
3.	Antelope Chengdu is allowed to pay the registered capital in full before April 13, 2060.
4.	Hainan Antelope is allowed to pay the registered capital in full before December 31, 2041.
5.	Antelope Future is allowed to pay the registered capital in full before December 31, 2051.
6.	Antelope Investment is allowed to pay the registered capital in full before December 31, 2041.
7.	Antelope Ruicheng is allowed to pay the registered capital in full before December 31, 2051.
8.	Hainan Kylin is allowed to pay the registered capital in full before September 16, 2050.

On September 3, 2020, the Company effected a reverse stock split, every three issued and outstanding ordinary shares as of the effective date will automatically be combined into one issued and outstanding share. Consequently, the reverse stock split will reduce the number of outstanding ordinary shares of the Company from approximately 9.2 million shares to approximately 3.1 million shares, and the par value per share will increase from $0.008 to $0.024. All outstanding stock options, warrants and other rights to purchase the Company's ordinary shares will be adjusted proportionately as a result of the reverse stock split.